Summary of Principal Accounting Policies - Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Net income (loss) attributable to Leju ordinary shareholders-basic and diluted	$ (160,901,216)	$ (9,788,839)	$ 35,330,089
Weighted average number of ordinary shares outstanding-basic (in shares)	135,708,350	135,220,210	134,528,971
Stock options and restricted shares			1,695,003
Weighted average number of ordinary shares outstanding - diluted (in shares)	135,708,350	135,220,210	136,223,974
Basic earnings (loss) per share (in dollars per share)	$ (1.19)	$ (0.07)	$ 0.26
Diluted earnings (loss) per share (in dollars per share)	$ (1.19)	$ (0.07)	$ 0.26
Share options and restricted shares
Antidilutive instruments excluded from computation of diluted earnings (loss) per share
Antidilutive securities excluded from computation of diluted earnings (loss) per share	8,818,877	7,746,383	2,464,500